UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2012 to February 29, 2012

Commission File Number of issuing entity: 333-126628

National City Credit Card Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 000-26342

National City Credit Card Master Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-126628-02

PNC Bank, National Association (Successor to National City Bank)

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

249 Fifth Avenue Pittsburgh, PA

(Address of principal executive offices of the issuing entity)

15222-2707

(Zip Code)

412-762-2000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2007-1, Class A			X
Series 2007-1, Class B			X
Series 2007-1, Class C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No _

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1, 99.2 and 99.3

No assets securitized by PNC Bank, National Association (successor to National City Bank) and held by either the National City Credit Card Master Note Trust or the National City Credit Card Master Trust were subject of a demand to repurchase or replace for breach of representations and warranties during the distribution period from February 1, 2012 to February 29, 2012. PNC Bank, National Association (CIK:0001008932) will file its first Form ABS-15G on or prior to May 15, 2012.

PART II — OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders’ Statement
99.2	Series 2007-1 Schedule to Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

National City Credit Card Master Note Trust (issuing entity)

National City Credit Card Master Trust (issuing entity)

By:	PNC Bank, National Association (Successor to National City Bank), as Depositor and Servicer
BY:	/s/ Andrew D. Widner
Name: Andrew D. Widner
Title: Vice President

Dated: March 28, 2012

Exhibit Index

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders’ Statement
99.2	Series 2007-1 Schedule to Monthly Noteholders’ Statement